UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:3/31/97

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [  ] is a restatement.
                                   [  ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management, Inc.
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:   28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $121597


List of Other Included Managers:       None

                                       FORM 13F INFORMATION TABLE
Name of Issuer           Item 2   Cusip #
                                               Fair Market       Shares or
Investment      Mgrs         Voting
                       Title Of                    Value          Prn. Amt.
Discretion      (N/A)        Auth.
                        Class                     (x$1000)
 (a)Sole                    (a)Sole
ALLERGAN PHARM.         Common    184901023         202             6950
   6950                       6950
ALUMINUM CO OF AMERICA  Common    022249205         255             3750
   3750                       3750
AMERICAN STANDARD       Common    029712106         653            14500
  14500                      14500
ARCADIA FIN'L           Common    039101100         252            27250
  27250                      27250
ATMEL CORPORATION       Common    049513104         229             9550
   9550                       9550
BANK ONE                Common    06423a103         319             8032
   8032                       8032
BANKAMERICA CORP        Common    066050105        7101            70402
  70402                      70402
BEST BUY CO. INC.       Common    086516101         416            40600
  40600                      40600
C-CUBE INC              Common    125015107         667            24700
  24700                      24700
CHASE MANHATTAN BANK    Common    16161a108         951            10130
  10130                      10130
CIRCUIT CITY STORES     Common    172737108        2063            60680
  60680                      60680
CISCO SYSTEMS           Common    17275r102        9318           193614
 193614                     193614
CITIGROUP               Common    172967101        1781            16340
  16340                      16340
COMPAQ COMPUTER CORP    Common    204493100         332             4330
   4330                       4330
"CONSECO, INC."         Common    208464107        1945            54600
  54600                      54600
DAIMLER CHRYSLER        Common    171196108         560            18649
  18649                      18649
DATAWORKS               Common    237924105         471            32500
  32500                      32500
DEERE COMPANY           Common    244199105        2329            53550
  53550                      53550
DISNEY-WALT CO.         Common    254687106         948            13006
  13006                      13006
DUPONT DE NEMOURS       Common    263534109         435             4105
   4105                       4105
FORD MOTOR COMPANY      Common    345370100         283             9028
   9028                       9028
GENERAL ELECTRIC        Common    369604103         369             3716
   3716                       3716
GENERAL MOTORS          Common    370442105        3875            69975
  69975                      69975
GRAND CASINOS           Common    385269105         510            54400
  54400                      54400
GTE CORPORATION         Common    362320103         322             6900
   6900                       6900
HEWLETT-PACKARD         Common    428236103        8625           161600
 161600                     161600
ILL TOOL WORKS          Common    452308109         215             2620
   2620                       2620
INTEL CORP.             Common    458140100       13607            97806
  97806                      97806
INT'L BUSINESS          Common    459200101        9152            66682
  66682                      66682
ISOLYSER INC            Common    464888106         302            63650
  63650                      63650
LSI LOGIC               Common    501907109         732            21060
  21060                      21060
LUCENT TECH.            Common    549463107        1131            21543
  21543                      21543
MAIL WELL INC.          Common    560321200         639            31950
  31950                      31950
MEDTRONIC INC.          Common    585055106         393             6310
   6310                       6310
MERCK & CO. INC.        Common    589331107        3215            38154
  38154                      38154
MORGAN DEAN WITTER      Common    617446448        5792           166084
 166084                     166084
NATIONS BANK            Common    638585109        4604            82948
  82948                      82948
ORACLE SYSTEMS          Common    68389x105         487            12623
  12623                      12623
PEPSICO INC.            Common    713448108         272             8282
   8282                       8282
PFIZER-INC.             Common    717081103        7833            93112
  93112                      93112
SEARS ROEBUCK CO.       Common    812387108        3020            60250
  60250                      60250
SUN MICROSYSTEMS        Common    866810104        3641           126100
 126100                     126100
TRAVELERS INSURANCE     Common    885502104        8259           172051
 172051                     172051
TRAVELERS PROP. CAS.    Common    893939108         406            12700
  12700                      12700
T-ROWE PRICE            Common    741477103         256             6900
   6900                       6900
U.S. BANKCORP           Common    319279105        8960           122740
 122740                     122740
WALGREEN CO             Common    931422109        3469            82850
  82850                      82850
TOTALS FOR 1Q97                                  121597          2269272
2269272                    2269272